united states
securities and exchange commission
washington, d.c. 20549

form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 88.0%
AUTO MANUFACTURERS - 2.50%
General Motors Co. - Societe Generale SA Synthetic	$ 14,500,000	0.0000	11/16/2021	$ 13,795,300
General Motors Co. - Societe Generale SA Synthetic	6,500,000	0.0000	11/16/2021	6,184,100
				19,979,400
BIOTECHNOLOGY - 3.69%
ANI Pharmaceuticals, Inc.	20,000,000	3.0000	12/1/2019	23,200,000
Emergent BioSolutions, Inc.	5,000,000	2.8750	1/15/2021	6,271,875
				29,471,875
CHEMICALS - 2.92%
Aceto Corp. - 144A	23,000,000	2.0000	11/1/2020	23,273,125

COMMERCIAL SERVICES - 0.54%
Carriage Services, Inc.	1,000,000	2.7500	3/15/2021	1,201,875
Huron Consulting Group, Inc.	3,000,000	1.2500	10/1/2019	3,082,500
				4,284,375
COMPUTERS - 5.30%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	7,920,500
Brocade Communications Systems, Inc.	10,000,000	1.3750	1/1/2020	9,893,750
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	18,306,875
Intel Corp. - Wells Fargo & Co. Synthetic	5,000,000	0.0000	6/5/2020	6,133,500
				42,254,625
DIVERSIFIED FINANCIAL SERVICES - 2.37%
Encore Capital Group, Inc.	6,500,000	2.8750	3/15/2021	4,558,125
Portfolio Recovery Associates	17,117,000	3.0000	8/1/2020	14,324,789
				18,882,914
ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
SunPower Corp.	2,000,000	0.8750	6/1/2021	1,625,000

ELECTRONICS - 3.23%
TTM Technologies, Inc.	22,000,000	1.7500	12/15/2020	25,795,000

ENERGY-ALTERNATE SOURCES - 1.54%
Renewable Energy Group, Inc.	13,000,000	2.7500	6/15/2019	12,309,375

ENGINEERING & CONSTRUCTION - 2.00%
Dycom Industries, Inc. - 144A	7,000,000	0.7500	9/15/2021	8,273,125
Tutor Perini Corp. -144A	7,000,000	2.8750	6/15/2021	7,700,000
				15,973,125
FOREST PRODUCTS & PAPER - 1.68%
International Paper Co. - Wells Fargo & Co. Synthetic	14,000,000	0.0000	6/10/2020	13,393,800

HEALTHCARE-PRODUCTS - 4.19%
Repligen Corp.	20,000,000	2.1250	6/1/2021	22,187,500
Trinity Biotech Investment Ltd.	12,000,000	4.0000	4/1/2045	11,220,000
				33,407,500
HOLDING COMPANIES-DIVERSIFIED - 2.54%
RWT Holdings, Inc.	20,000,000	5.6250	11/15/2019	20,275,000

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOME BUILDERS - 7.16%
KB Home	$ 1,000,000	1.3750	2/1/2019	$ 970,000
LGI Homes, Inc.	21,000,000	4.2500	11/15/2019	34,807,500
M/I Homes, Inc.	15,000,000	3.0000	3/1/2018	15,346,875
Meritage Homes Corp.	5,000,000	1.8750	9/15/2032	5,012,500
Toll Brothers Finance Corp.	1,000,000	0.5000	9/15/2032	976,875
				57,113,750
INSURANCE - 0.23%
HCI Group, Inc.	2,000,000	3.8750	3/15/2019	1,822,500

INTERNET - 3.30%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,240,200
Google, Inc. - UBS AG Synthetic	13,000,000	0.0000	2/15/2021	14,127,100
LinkedIn Corp.	10,000,000	0.5000	11/1/2019	9,950,000
				26,317,300
INVESTMENT COMPANIES - 0.79%
New Mountain Finance Corp.	4,000,000	5.0000	6/15/2019	4,110,000
TCP Capital Corp.	1,000,000	5.2500	12/15/2019	1,045,000
TPG Specialty Lending, Inc.	1,000,000	4.5000	12/15/2019	1,029,375
				6,184,375
MISCELLANEOUS MANUFACTURING - 2.94%
General Electric Co. - Barclays Bank PLC Synthetic	2,100,000	0.0000	8/18/2021	23,347,800

OIL & GAS SERVICES - 0.50%
SEACOR Holdings, Inc.	5,000,000	3.0000	11/15/2028	3,953,125

PHARMACEUTICALS - 5.41%
Impax Laboratories, Inc.	23,000,000	2.0000	6/15/2022	21,231,875
Jazz Investments, Ltd.	20,000,000	1.8750	8/15/2021	21,950,000
				43,181,875
REAL ESTATE - 0.99%
Forestar Group, Inc.	8,500,000	3.7500	3/1/2020	7,926,250

REITS - 10.00%
Apollo Commercial Real Estate Finance, Inc.	14,000,000	5.5000	3/15/2019	14,350,000
Blackstone Mortgage Trust, Inc.	8,000,000	5.2500	12/1/2018	8,645,000
Colony Capital, Inc.	21,000,000	3.8750	1/15/2021	20,540,625
National Health Investors, Inc	1,000,000	3.2500	4/1/2021	1,146,875
PennyMac Corp.	16,000,000	5.3750	5/1/2020	15,520,000
Resource Capital Corp.	4,000,000	6.0000	12/1/2018	3,880,000
Resource Capital Corp.	16,000,000	8.0000	1/15/2020	15,680,000
				79,762,500
RETAIL - 2.58%
Restoration Hardware Holding - 144A	16,000,000	0.0000	6/15/2019	13,700,000
Vitamin Shoppe, Inc. - 144A	7,000,000	2.2500	12/1/2020	6,838,125
				20,538,125

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SEMICONDUCTORS - 6.20%
Cypress Semiconductor Corp. - 144A	$ 3,000,000	4.5000	1/15/2022	$ 3,354,375
Inphi Corp. - 144A	2,000,000	1.1250	12/1/2020	2,247,500
Integrated Device Technology, Inc. - 144A	20,000,000	0.8750	11/15/2022	20,250,000
ON Semiconductor Corp.	25,000,000	1.0000	12/1/2020	23,593,750
				49,445,625
SOFTWARE - 4.69%
Akamai Technologies, Inc.	2,000,000	0.0000	2/15/2019	1,950,000
BroadSoft, Inc. - 144A	1,000,000	1.0000	9/1/2022	1,305,000
Medidata Solutions, Inc.	1,000,000	1.0000	8/1/2018	1,170,625
Synchronoss Technologies, Inc.	19,000,000	0.7500	8/15/2019	19,795,625
Verint Systems, Inc.	14,000,000	1.5000	6/1/2021	13,212,500
				37,433,750
TELECOMMUNICATIONS - 5.34%
CalAmp Corp.	21,000,000	1.6250	5/15/2020	22,560,000
Finisar Corp.	13,000,000	0.5000	12/15/2033	16,776,875
InterDigital, Inc.	3,000,000	1.5000	3/1/2020	3,236,250
				42,573,125
TRANSPORTATION - 5.22%
Atlas Air Worldwide Holdings	24,000,000	2.2500	6/1/2022	23,805,000
Echo Global Logistics, Inc.	18,000,000	2.5000	5/1/2020	17,808,750
				41,613,750

TOTAL CONVERTIBLE BONDS				702,138,964
(Cost - $663,804,404)

U.S. TREASURY OBLIGATIONS - 4.67%
United States Treasury Notes	7,000,000	0.6250	6/30/2017	7,003,143
United States Treasury Notes	5,000,000	0.7500	2/28/2018	5,008,008
United States Treasury Notes	5,000,000	0.7500	2/15/2019	5,003,807
United States Treasury Notes	5,000,000	1.0000	6/30/2019	5,035,937
United States Treasury Notes	5,000,000	1.2500	1/31/2020	5,067,578
United States Treasury Notes	5,000,000	1.3750	10/31/2020	5,084,570
United States Treasury Notes	5,000,000	1.1250	2/28/2021	5,029,395
TOTAL U.S. TREASURY OBLIGATIONS				37,232,438
(Cost - $36,820,070)
	Shares
SHORT-TERM INVESTMENTS - 5.42%
MONEY MARKET FUND - 5.42%
Milestone Treasury Obligations Portfolio - Institutional Class +	43,277,130	0.1500		43,277,130
TOTAL SHORT-TERM INVESTMENTS
(Cost - $43,277,130)

TOTAL INVESTMENTS - 98.09%
(Cost - $743,901,604) (a)				$ 782,648,532
OTHER ASSETS LESS LIABILITIES - 1.91%				15,225,903
NET ASSETS - 100.00%				$ 797,874,435

+ Variable rate security. Interest rate is as of July 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $738,835,870 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			82,886,883
	Unrealized Depreciation:			(39,074,221)
	Net Unrealized Appreciation:			43,812,662

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 124.01%
AUTO MANUFACTURERS - 4.37%
General Motors Co. - Societe Generale SA Synthetic *	$ 2,500,000	0.0000	11/16/2021	$ 2,378,500

BIOTECHNOLOGY - 6.26%
ANI Pharmaceuticals, Inc. *	2,400,000	3.0000	12/1/2019	2,784,000
Emergent BioSolutions, Inc. *	500,000	2.8750	1/15/2021	627,188
				3,411,188
CHEMICALS - 5.39%
Aceto Corp. - 144A *	2,900,000	2.0000	11/1/2020	2,934,437

COMPUTERS - 6.60%
Brocade Communications Systems, Inc. *	2,000,000	1.3750	1/1/2020	1,978,750
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,615,312
				3,594,062
DIVERSIFIED FINANCIAL SERVICES - 2.84%
PRA Group Inc.	1,846,000	3.0000	8/1/2020	1,544,871

ELECTRONICS - 5.38%
TTM Technologies, Inc. *	2,500,000	1.7500	12/15/2020	2,931,250

ENERGY-ALTERNATE SOURCES - 0.87%
Renewable Energy Group, Inc. *	500,000	2.7500	6/15/2019	473,438

ENGINEERING & CONSTRUCTION - 6.74%
Dycom Industries, Inc. - 144A *	500,000	0.7500	9/15/2021	590,938
Tutor Perini Corp. - 144A *	2,800,000	2.8750	6/15/2021	3,080,000
				3,670,938
INTERNET - 2.79%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	1,521,380

HEALTHCARE-PRODUCTS - 8.18%
Repligen Corp. *	2,500,000	2.1250	6/1/2021	2,773,437
Trinity Biotech Investment Ltd. *	1,800,000	4.0000	4/1/2045	1,683,000
				4,456,437
HOLDING COMPANIES-DIVERSIFIED - 3.72%
RWT Holdings, Inc. *	2,000,000	5.6250	11/15/2019	2,027,500

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOME BUILDERS - 8.13%
LGI Homes, Inc.	$ 1,500,000	4.2500	11/15/2019	$ 2,486,250
M/I Homes, Inc.	1,900,000	3.0000	3/1/2018	1,943,937
				4,430,187
INVESTMENT COMPANIES - 0.94%
New Mountain Finance Corp.	500,000	5.0000	6/15/2019	513,750

MISCELLANEOUS MANUFACTURING - 4.69%
General Electric Co. - Barclays Bank PLC Synthetic *	2,300,000	0.0000	8/18/2021	2,557,140

PHARMACEUTICALS - 8.10%
Impax Laboratories, Inc. *	2,400,000	2.0000	6/15/2022	2,215,500
Jazz Investments, Ltd. *	2,000,000	1.8750	8/15/2021	2,195,000
				4,410,500
REITS - 12.42%
Apollo Commercial Real Estate Finance, Inc. *	600,000	5.5000	3/15/2019	615,000
Colony Capital, Inc. *	2,300,000	3.8750	1/15/2021	2,249,687
PennyMac Corp. *	1,700,000	5.3750	5/1/2020	1,649,000
Resource Capital Corp. *	2,300,000	6.0000	1/15/2020	2,254,000
				6,767,687

RETAIL - 3.93%
Restoration Hardware Holding - 144A *	2,500,000	0.0000	6/15/2019	2,140,625

SEMICONDUCTORS - 10.84%
Cypress Semiconductor Corp.. - 144A *	500,000	4.5000	1/15/2022	559,063
Integrated Device Technology - 144A *	2,300,000	0.8750	11/15/2022	2,328,750
ON Semiconductor Corp. *	3,200,000	1.0000	12/1/2020	3,020,000
				5,907,813
SOFTWARE - 5.75%
Synchronoss Technologies, Inc. *	2,100,000	0.7500	8/15/2019	2,187,938
Verint Systems, Inc. *	1,000,000	1.5000	6/1/2021	943,750
				3,131,688
TELECOMMUNICATIONS - 7.89%
CalAmp Corp. *	3,000,000	1.6250	5/15/2020	2,820,000
Finisar Corp. *	1,500,000	0.5000	12/15/2033	1,480,312
				4,300,312
TRANSPORTATION - 8.18%
Atlas Air Worldwide Holdings *	2,700,000	2.2500	6/1/2022	2,678,063
Echo Global Logistics, Inc. *	1,800,000	2.5000	5/1/2020	1,780,875
				4,458,938

TOTAL CONVERTIBLE BONDS
(Cost - $64,442,938)				67,562,641

U.S. TREASURY OBLIGATIONS - 3.70%
United States Treasury Notes *	1,000,000	0.8750	5/15/2019	1,003,535
United States Treasury Notes *	1,000,000	1.2500	3/31/2021	1,010,840
TOTAL U.S. TREASURY OBLIGATIONS				2,014,375
(Cost - $1,997,465)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Shares	Interest Rate (%)	Market Value
EXCHANGE TRADED FUNDS ** - 1.47%
ProShares UltraPro Short QQQ *	9,600		$ 143,232
ProShares UltraPro Short Russell2000 *	19,000		375,440
ProShares UltraPro Short S&P 500 *	12,100		284,592
TOTAL EXCHANGE TRADED FUNDS			803,264
(Cost - $1,356,221)

SHORT-TERM INVESTMENTS - 2.15%
MONEY MARKET FUND - 2.15%
Milestone Treasury Obligations Portfolio - Institutional Class +	1,173,341	0.1500	1,173,341
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,173,341)

TOTAL INVESTMENTS - 131.34%
(Cost - $68,969,965) (a)			$ 71,553,621
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.34)%			(17,074,026)
NET ASSETS - 100.0%			$ 54,479,595

* All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2016.
** Non-income producing security.
+ Variable rate security. Interest rate is as of July 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,840,805 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:		$ 3,841,472
	Unrealized Depreciation:		(1,128,656)
	Net Unrealized Appreciation:		$ 2,712,816

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 64.92%
AUTO MANUFACTURERS - 2.31%
General Motors Co. - Societe Generale SA Synthetic	$ 1,400,000	0.0000	11/16/2021	$ 1,331,960

BIOTECHNOLOGY - 2.01%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	1,160,000

CHEMICALS - 2.46%
Aceto Corp. - 144A	1,400,000	2.0000	11/1/2020	1,416,625

COMPUTERS - 2.82%
Brocade Comms. Systems, Inc.	1,100,000	1.3750	1/1/2020	1,088,313
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	538,438
				1,626,751
DIVERSIFIED FINANCIAL SERVICES - 2.18%
PRA Group	1,500,000	3.0000	8/1/2020	1,255,312

ELECTRONICS - 2.44%
TTM Technologies, Inc.	1,200,000	1.7500	12/15/2020	1,407,000

ENGINEERING - 4.10%
Dycom Industries, Inc. - 144A	600,000	0.7500	9/15/2021	709,125
Tutor Perini Corp. - 144A	1,500,000	2.8800	6/15/2021	1,650,000
				2,359,125
FOREST PRODUCTS & PAPER - 2.16%
International Paper Co. - Wells Fargo & Co Synthetic	1,300,000	0.0000	6/10/2020	1,243,710

HEALTHCARE PRODUCTS - 3.29%
Repligen Corp.	1,200,000	2.1300	6/1/2021	1,331,250
Trinity Biotech Investment, Ltd.	600,000	4.0000	4/1/2045	561,000
				1,892,250
HOLDING COMPANIES-DIVERSIFIED - 1.41%
RWT Holdings, Inc.	800,000	5.6300	11/15/2019	811,000

HOME BUILDERS - 3.68%
LGI Homes, Inc.	600,000	4.2500	11/15/2019	994,500
M/I Homes, Inc.	1,100,000	3.0000	3/1/2018	1,125,438
				2,119,938
INSURANCE - 1.90%
HCI Group, Inc.	1,200,000	3.8800	3/15/2019	1,093,500

INTERNET - 1.30%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	400,000	0.0000	2/19/2021	448,040
Linkedin Corp.	300,000	0.5000	11/1/2019	298,500
				746,540
MISCELLANEOUS MANUFACTURING - 1.93%
General Electric Co. - Barclays Bank PLC Synthetic	1,000,000	0.0000	8/18/2021	1,111,800
				1,111,800

PHARMACEUTICALS - 4.15%
Impax Laboratories, Inc.	1,400,000	2.0000	6/15/2022	1,292,375
Jazz Investments, Ltd.	1,000,000	1.8800	8/15/2021	1,097,500
				2,389,875
REITS - 8.05%
Apollo Commercial Real Estate	1,000,000	5.5000	3/15/2019	1,025,000
Colony Financials, Inc.	1,200,000	3.8800	1/15/2021	1,173,750
PennyMac Corp.	1,200,000	5.3800	5/1/2020	1,164,000
Resource Capital Corp.	1,300,000	8.0000	1/15/2020	1,274,000
				4,636,750
RETAIL - 2.23%
Restoration Hardware Holding - 144A	1,500,000	0.0000	6/15/2019	1,284,375

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SEMICONDUCTORS - 4.73%
Integrated Device Technology - 144A	$ 1,200,000	0.8800	11/15/2022	$ 1,215,000
ON Semiconductor Corp.	1,600,000	1.0000	12/1/2020	1,510,000
				2,725,000
SOFTWARE - 2.63%
Synchronoss Technologies, Inc.	1,000,000	0.7500	8/15/2019	1,041,875
Verint Systems, Inc.	500,000	1.5000	6/1/2021	471,875
				1,513,750
TELECOMMUNICATIONS - 4.50%
CalAmp Corp.	1,500,000	1.6300	5/15/2020	1,410,000
Finisar Corp.	1,200,000	0.5000	12/15/2033	1,184,250
				2,594,250
TRANSPORTATION - 4.64%
Atlas Air Worldwide Holdings, Inc.	1,500,000	2.2500	6/1/2022	1,487,812
Echo Global Logistics, Inc.	1,200,000	2.5000	5/1/2020	1,187,250
				2,675,062

TOTAL CONVERTIBLE BONDS				37,394,573
(Cost - $35,312,106)

CORPORATE BONDS & NOTES - 9.02%
CHEMICALS - 0.62%
Westlake Chemical Corp.	350,000	3.6000	7/15/2022	358,517

COMPUTERS - 1.13%
EMC Corp.	300,000	2.6500	6/1/2020	296,750
NetApp Inc.	350,000	3.2500	12/15/2022	354,911
				651,661
ELECTRONICS - 0.45%
Jabil Circuit, Inc.	250,000	4.7000	9/15/2022	256,875

INVESTMENT COMPANIES - 1.22%
FS Investment Corp.	350,000	4.0000	7/15/2019	353,544
PennantPark Investment Co.	350,000	4.5000	10/1/2019	349,132
				702,676
IRON/STEEL - 0.60%
Carpenter Technology Corp.	350,000	4.4500	3/1/2023	345,536

MISCELLANEOUS MANUFACTURING - 0.67%
Trinity Industries, Inc.	400,000	4.5500	10/1/2024	386,392

OIL & GAS SERVICES - 1.18%
FMC Technologies, Inc.	400,000	3.4500	10/1/2022	387,929
Oceaneering International, Inc.	300,000	4.6500	11/15/2024	294,631
				682,560
PIPELINES - 1.37%
Phillips 66 Partners LP	400,000	3.6100	2/15/2025	392,338
Sunoco Logistics Partners Operations LP	400,000	3.4500	1/15/2023	395,693
				788,031
REITS - 0.53%
Host Hotels and Resorts LP	300,000	3.7500	10/15/2023	306,607

RETAIL - 1.25%
Bed Bath & Beyond, Inc.	350,000	3.7500	8/1/2024	364,841
Kohl's Corp.	350,000	3.2500	2/1/2023	352,642
				717,483

TOTAL CORPORATE BONDS & NOTES (Cost - $5,097,740)				5,196,338

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

U.S. TREASURY OBLIGATIONS - 23.53%
United States Treasury Notes	$ 600,000	0.6300	12/31/2016	$ 600,668
United States Treasury Notes	800,000	0.5000	1/31/2017	800,373
United States Treasury Notes	850,000	0.5000	2/28/2017	850,306
United States Treasury Notes	900,000	0.6300	6/30/2017	900,404
United States Treasury Notes	600,000	1.0000	12/15/2017	603,082
United States Treasury Notes	600,000	0.8800	1/15/2018	602,051
United States Treasury Notes	400,000	0.7500	2/28/2018	400,641
United States Treasury Notes	850,000	1.0000	3/15/2018	854,731
United States Treasury Notes	600,000	1.3800	12/31/2018	609,621
United States Treasury Notes	700,000	0.8800	5/15/2019	702,475
United States Treasury Notes	350,000	1.3800	2/29/2020	356,200
United States Treasury Notes	700,000	1.3800	8/31/2020	712,045
United States Treasury Notes	1,000,000	1.1300	2/28/2021	1,005,879
United States Treasury Notes	700,000	1.3800	5/31/2021	711,689
United States Treasury Notes	600,000	1.5000	1/31/2022	612,094
United States Treasury Notes	850,000	1.7500	2/28/2022	878,621
United States Treasury Notes	1,600,000	1.6300	11/15/2022	1,638,875
United States Treasury Notes	700,000	1.6300	5/31/2023	715,900
TOTAL U.S. TREASURY OBLIGATIONS				13,555,655
(Cost - $13,324,055)

SHORT-TERM INVESTMENTS - 2.74%
MONEY MARKET FUND - 2.74%	Shares
Milestone Treasury Obligations Portfolio - Institutional Class +	1,578,025	0.1500		1,578,025
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,578,025)

TOTAL INVESTMENTS - 100.21%
(Cost - $55,311,926) (a)				57,724,591
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21)%				(121,954)
NET ASSETS - 100.00%				$ 57,602,637

+ Variable rate security. Interest rate is as of July 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,336,810 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 2,599,184
	Unrealized Depreciation:			(211,403)
	Net Unrealized Appreciation:			$ 2,387,781

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of July 31, 2016 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 702,138,964	$ -	$ 702,138,964
U.S. Treasury Obligations	-	37,232,438	-	37,232,438
Short-Term Investments	43,277,130	-	-	43,277,130
Total Investments in Securities	$ 43,277,130	$ 739,371,402	$ -	$ 782,648,532

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 67,562,641	$ -	$ 67,562,641
U.S. Treasury Obligations	-	2,014,375	-	2,014,375
Exchange Traded Funds	803,264	-	-	803,264
Short-Term Investments	1,173,341	-	-	1,173,341
Total Investments in Securities	$ 1,976,605	$ 69,577,016	$ -	$ 71,553,621

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 37,394,573	$ -	$ 37,394,573
Corporate Bonds & Notes*	-	5,196,338	-	5,196,338
U.S. Treasury Obligations	-	13,555,655	-	13,555,655
Short-Term Investments	1,578,025	-	-	1,578,025
Total Investments in Securities	$ 1,578,025	$ 56,146,566	$ -	$ 57,724,591

*Please refer to the Schedule of Investments for industry classification.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended July 31, 2016, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At July 31, 2016, the receivable from open swap contracts was $518,949 and $440,264, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 9/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 9/28/16